Retained Earnings	6 Months Ended
Jun. 30, 2024
Retained Earnings [Abstract]
Retained earnings

19. Retained earnings

a)	Subject to the Company’s Memorandum and Articles of Association and the statute except as otherwise provided by the rights attached to any shares, the Directors may resolve to pay dividends and other distributions on shares in issue and authorize payment of the dividends or other distributions out of the funds of the Company lawfully available therefor. A dividend shall be deemed to be an interim dividend unless the terms of the resolution pursuant to which the Directors resolve to pay such dividend specifically state that such dividend shall be a final dividend. No dividend or other distribution shall be paid except out of the realized or unrealized profits of the Company, out of the share premium account or as otherwise permitted by law.

Except as otherwise provided by the rights attached to any shares, all dividends and other distributions shall be paid according to the par value of the shares that a holder holds. If any share is issued on terms providing that it shall rank for dividend as from a particular date, that share shall rank for dividend accordingly.

The Directors may deduct from any dividend or other distribution payable to any holder all sums of money (if any) then payable by him to the Company on account of calls or otherwise.

The Directors may resolve that any dividend or other distribution be paid wholly or partly by the distribution of specific assets and in particular (but without limitation) by the distribution of shares, debentures, or securities of any other company or in any one or more of such ways and where any difficulty arises in regard to such distribution, the Directors may settle the same as they think expedient and in particular may issue fractional shares and may fix the value for distribution of such specific assets or any part thereof and may determine that cash payments shall be made to any holders upon the basis of the value so fixed in order to adjust the rights of all holders and may vest any such specific assets in trustees in such manner as may seem expedient to the Directors.

Except as otherwise provided by the rights attached to any shares, dividends and other distributions may be paid in any currency. The Directors may determine the basis of conversion for any currency conversions that may be required and how any costs involved are to be met.

The Directors may, before resolving to pay any dividend or other distribution, set aside such sums as they think proper as a reserve or reserves which shall, at the discretion of the Directors, be applicable for any purpose of the Company and pending such application may, at the discretion of the Directors, be employed in the business of the Company.

Any dividend, other distribution, interest or other monies payable in cash in respect of shares may be paid by wire transfer to the holder or by cheque or warrant sent through the post directed to the registered address of the holder or, in the case of joint holders, to the registered address of the holder who is first named on the register of holders or to such person and to such address as such holder or joint holders may in writing direct. Every such cheque or warrant shall be made payable to the order of the person to whom it is sent. Any one of two or more joint holders may give effectual receipts for any dividends, other distributions, bonuses, or other monies payable in respect of the share held by them as joint holders.

No dividend or other distribution shall bear interest against the Company.

Any dividend or other distribution which cannot be paid to a holder and/or which remains unclaimed after six months from the date on which such dividend or other distribution becomes payable may, in the discretion of the Directors, be paid into a separate account in the Company’s name, provided that the Company shall not be constituted as a trustee in respect of that account and the dividend or other distribution shall remain as a debt due to the holder. Any dividend or other distribution which remains unclaimed after a period of six years from the date on which such dividend or other distribution becomes payable shall be forfeited and shall revert to the Company.

b)	The Group was in a net income position for the six months periods ended June 30, 2024 and 2023, and no earnings distribution was resolved by the Board of Directors.